Average Annual Total Returns - R5 R6 Shares - JPMorgan Equity Premium Income Fund	Class R5 Life of Fund since	Class R5 1 Year	Class R5 Inception Date	Class R6 Life of Fund since	Class R6 1 Year	Class R6 Return After Taxes on Distributions Life of Fund since	Class R6 Return After Taxes on Distributions 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year
Total	8.00%	6.12%	Aug. 31, 2018	8.11%	6.16%	4.06%	1.16%	4.51%	3.56%	13.87%	18.40%	1.57%	0.67%